Consolidated Statements of Comprehensive Income - Spetner Associates Inc [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total revenue	$ 5,158,933	$ 2,636,607	$ 14,674,122	$ 7,951,870
Operating expenses
Commission expense	44,385	54,659	223,004	244,266
Enrollment expense	232,828	142,594	1,086,182	1,530,770
Salaries and wages	628,104	716,662	3,516,128	2,879,575
General and administrative	174,157	290,916	1,454,627	1,463,809
Pension expense	386	100,428	1,542	401,713
Related party service fees	243,000	123,000	789,000	534,511
Total operating expenses	1,322,860	1,428,259	7,070,483	7,054,644
Income from operations	3,836,073	1,208,348	7,603,639	897,226
Other income (expense)
Charitable contribution expense	880,092	292,457	(5,588,474)	(753,012)
Interest income (expense), net	(27,916)	(16,653)	129,500	13,387
Total other income (expense)	852,176	275,804	(5,458,974)	(739,625)
Net income	2,983,897	932,544	2,144,665	157,601
Other comprehensive income (loss)
Gain (loss) in fair value of Plan Assets	16,790	(765,768)	(726,615)	661,512
Net comprehensive income	3,000,687	166,776	1,418,050	819,113
Commission Income [Member]
Revenue
Total revenue	5,105,532	2,558,876	14,261,944	7,734,257
Service and Fee Income [Member]
Revenue
Total revenue	$ 53,401	$ 77,731	$ 412,178	$ 217,613